Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Number
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultra Series Fund
Entity Central Index Key	0000732697
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Conservative Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Madison Ultra Conservative Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Conservative Allocation Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 50,612,872
Holdings Count | Number	17
Advisory Fees Paid, Amount	$ 128,486
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$50,612,872
# of Portfolio Holdings	17
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$128,486

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	36.3%
Schwab Intermediate-Term U.S. Treasury ETF	12.5%
Madison Investors Fund, Class R6	10.2%
iShares Aaa - A Rated Corporate Bond ETF	7.2%
Janus Henderson Mortgage-Backed Securities ETF	5.7%
Invesco S&P 500 Quality ETF	5.4%
iShares Treasury Floating Rate Bond ETF	3.3%
Schwab U.S. TIPS ETF	3.1%
Vanguard Information Technology ETF	2.9%
Vanguard FTSE Europe ETF	2.2%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	51.8%
Investment Companies	46.4%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(4.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Conservative Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Madison Ultra Conservative Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Conservative Allocation Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 50,612,872
Holdings Count | Number	17
Advisory Fees Paid, Amount	$ 128,486
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$50,612,872
# of Portfolio Holdings	17
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$128,486

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	36.3%
Schwab Intermediate-Term U.S. Treasury ETF	12.5%
Madison Investors Fund, Class R6	10.2%
iShares Aaa - A Rated Corporate Bond ETF	7.2%
Janus Henderson Mortgage-Backed Securities ETF	5.7%
Invesco S&P 500 Quality ETF	5.4%
iShares Treasury Floating Rate Bond ETF	3.3%
Schwab U.S. TIPS ETF	3.1%
Vanguard Information Technology ETF	2.9%
Vanguard FTSE Europe ETF	2.2%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	51.8%
Investment Companies	46.4%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(4.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Moderate Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Madison Ultra Moderate Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Moderate Allocation Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 111,384,206
Holdings Count | Number	18
Advisory Fees Paid, Amount	$ 168,681
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$111,384,206
# of Portfolio Holdings	18
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$168,681

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	22.1%
Madison Investors Fund, Class R6	16.2%
Invesco S&P 500 Quality ETF	9.0%
Schwab Intermediate-Term U.S. Treasury ETF	8.4%
iShares Treasury Floating Rate Bond ETF	6.1%
Vanguard Information Technology ETF	5.1%
Vanguard FTSE Europe ETF	4.6%
iShares Aaa - A Rated Corporate Bond ETF	4.6%
Franklin FTSE Japan ETF	3.7%
iShares MSCI Emerging Markets Asia ETF	3.6%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	57.8%
Investment Companies	39.8%
Short-Term Investments	2.7%
Other Assets and Liabilities, Net	(0.3%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Moderate Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Madison Ultra Moderate Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Moderate Allocation Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 111,384,206
Holdings Count | Number	18
Advisory Fees Paid, Amount	$ 168,681
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$111,384,206
# of Portfolio Holdings	18
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$168,681

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	22.1%
Madison Investors Fund, Class R6	16.2%
Invesco S&P 500 Quality ETF	9.0%
Schwab Intermediate-Term U.S. Treasury ETF	8.4%
iShares Treasury Floating Rate Bond ETF	6.1%
Vanguard Information Technology ETF	5.1%
Vanguard FTSE Europe ETF	4.6%
iShares Aaa - A Rated Corporate Bond ETF	4.6%
Franklin FTSE Japan ETF	3.7%
iShares MSCI Emerging Markets Asia ETF	3.6%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	57.8%
Investment Companies	39.8%
Short-Term Investments	2.7%
Other Assets and Liabilities, Net	(0.3%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Aggressive Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Madison Ultra Aggressive Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Moderate Allocation Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 41,021,530
Holdings Count | Number	18
Advisory Fees Paid, Amount	$ 59,801
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$41,021,530
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$59,801

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	19.2%
Invesco S&P 500 Quality ETF	11.5%
Madison Core Bond Fund, Class R6	11.4%
Vanguard Information Technology ETF	7.1%
Vanguard FTSE Europe ETF	6.7%
iShares Treasury Floating Rate Bond ETF	6.5%
Franklin FTSE Japan ETF	5.0%
iShares MSCI Emerging Markets Asia ETF	4.8%
Schwab Intermediate-Term U.S. Treasury ETF	4.5%
Energy Select Sector SPDR Fund ETF	4.3%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	62.4%
Investment Companies	32.5%
Short-Term Investments	5.6%
Other Assets and Liabilities, Net	(0.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Aggressive Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Madison Ultra Aggressive Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Aggressive Allocation Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 41,021,530
Holdings Count | Number	18
Advisory Fees Paid, Amount	$ 59,801
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$41,021,530
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$59,801

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Investors Fund, Class R6	19.2%
Invesco S&P 500 Quality ETF	11.5%
Madison Core Bond Fund, Class R6	11.4%
Vanguard Information Technology ETF	7.1%
Vanguard FTSE Europe ETF	6.7%
iShares Treasury Floating Rate Bond ETF	6.5%
Franklin FTSE Japan ETF	5.0%
iShares MSCI Emerging Markets Asia ETF	4.8%
Schwab Intermediate-Term U.S. Treasury ETF	4.5%
Energy Select Sector SPDR Fund ETF	4.3%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	62.4%
Investment Companies	32.5%
Short-Term Investments	5.6%
Other Assets and Liabilities, Net	(0.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund's total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Diversified Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Madison Ultra Diversified Income Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Diversified Income Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 155,804,865
Holdings Count | Number	19
Advisory Fees Paid, Amount	$ 205,125
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$155,804,865
# of Portfolio Holdings	19
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$205,125

Holdings [Text Block]

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	23.9%
Madison Short-Term Strategic Income ETF	19.0%
Madison Aggregate Bond ETF	17.2%
Madison Dividend Value ETF	17.0%
Janus Henderson Mortgage-Backed Securities ETF	9.2%
iShares Aaa - A Rated Corporate Bond ETF	6.5%
Global X MLP ETF	2.8%
Vanguard Dividend Appreciation ETF	2.5%
Government National Mortgage Association , 6.500%, due 04/20/31	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	98.1%
Short-Term Investments	2.0%
Mortgage Backed Securities	0.0	%*
Asset Backed Securities	0.0	%*
Collateralized Mortgage Obligations	0.0	%*
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Diversified Income Fund Class II
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Madison Ultra Diversified Income Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Diversified Income Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 155,804,865
Holdings Count | Number	19
Advisory Fees Paid, Amount	$ 205,125
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$155,804,865
# of Portfolio Holdings	19
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$205,125

Holdings [Text Block]

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.

Top Ten Holdings (% of Net Assets)
Madison Covered Call ETF	23.9%
Madison Short-Term Strategic Income ETF	19.0%
Madison Aggregate Bond ETF	17.2%
Madison Dividend Value ETF	17.0%
Janus Henderson Mortgage-Backed Securities ETF	9.2%
iShares Aaa - A Rated Corporate Bond ETF	6.5%
Global X MLP ETF	2.8%
Vanguard Dividend Appreciation ETF	2.5%
Government National Mortgage Association , 6.500%, due 04/20/31	0.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	98.1%
Short-Term Investments	2.0%
Mortgage Backed Securities	0.0	%*
Asset Backed Securities	0.0	%*
Collateralized Mortgage Obligations	0.0	%*
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	he Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments
Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Ultra Bond Fund
Class Name	Madison Ultra Bond Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Bond Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www. ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 67,461,415
Holdings Count | Number	279
Advisory Fees Paid, Amount	$ 193,544
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$67,461,415
# of Portfolio Holdings	279
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$193,544

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 2.625%, due 02/15/29	3.4%
U.S. Treasury Bonds , 6.625%, due 02/15/27	3.1%
U.S. Treasury Bonds , 4.500%, due 05/15/38	3.0%
U.S. Treasury Notes , 2.875%, due 05/15/28	2.8%
Federal Home Loan Mortgage Corp. , 3.000%, due 04/01/43	1.8%
Federal National Mortgage Association , 4.500%, due 08/01/52	1.6%
Federal National Mortgage Association , 4.000%, due 05/01/52	1.5%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.3%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.3%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34, 4.355%, due 06/30/34	1.2%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	34.4%
Corporate Notes and Bonds	29.9%
U.S. Government and Agency Obligations	20.3%
Foreign Corporate Bonds	4.0%
Collateralized Mortgage Obligations	3.6%
Asset Backed Securities	3.4%
Short-Term Investments	2.6%
Commercial Mortgage-Backed Securities	1.2%
Long Term Municipal Bonds	1.2%
Other Assets and Liabilities, Net	(0.6%)

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Core Bond Fund Class II
Shareholder Report [Line Items]
Fund Name	Ultra Bond Fund
Class Name	Madison Ultra Bond Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Bond Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www. ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 67,461,415
Holdings Count | Number	279
Advisory Fees Paid, Amount	$ 193,544
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$67,461,415
# of Portfolio Holdings	279
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$193,544

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)
U.S. Treasury Notes , 2.625%, due 02/15/29	3.4%
U.S. Treasury Bonds , 6.625%, due 02/15/27	3.1%
U.S. Treasury Bonds , 4.500%, due 05/15/38	3.0%
U.S. Treasury Notes , 2.875%, due 05/15/28	2.8%
Federal Home Loan Mortgage Corp. , 3.000%, due 04/01/43	1.8%
Federal National Mortgage Association , 4.500%, due 08/01/52	1.6%
Federal National Mortgage Association , 4.000%, due 05/01/52	1.5%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.3%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.3%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34, 4.355%, due 06/30/34	1.2%
Portfolio Allocation (% of Net Assets)
Mortgage Backed Securities	34.4%
Corporate Notes and Bonds	29.9%
U.S. Government and Agency Obligations	20.3%
Foreign Corporate Bonds	4.0%
Collateralized Mortgage Obligations	3.6%
Asset Backed Securities	3.4%
Short-Term Investments	2.6%
Commercial Mortgage-Backed Securities	1.2%
Long Term Municipal Bonds	1.2%
Other Assets and Liabilities, Net	(0.6%)

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
High Income Fund Class I
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Madison Ultra High Income Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra High Income Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 11,032,582
Holdings Count | Number	62
Advisory Fees Paid, Amount	$ 41,990
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$11,032,582
# of Portfolio Holdings	62
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$41,990

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

Top Ten Holdings (% of Net Assets)
iShares iBoxx High Yield Corporate Bond ETF	4.1%
Murphy Oil USA, Inc. , 5.625%, due 05/01/27	3.6%
HCA, Inc., 5.875%, due 02/15/26	2.3%
United Rentals North America, Inc. , 5.500%, due 05/15/27	2.3%
International Game Technology PLC , 4.125%, due 04/15/26	2.2%
SBA Communications Corp. , 3.875%, due 02/15/27	2.1%
Sunoco LP/Sunoco Finance Corp. , 6.000%, due 04/15/27	2.1%
Waste Pro USA, Inc. , 5.500%, due 02/15/26	2.0%
Performance Food Group, Inc. , 5.500%, due 10/15/27	2.0%
Frontier Communications Holdings LLC , 5.000%, due 05/01/28	1.9%
Portfolio Allocation (% of Net Assets)
Corporate Notes and Bonds	80.4%
Short-Term Investments	27.9%
Foreign Corporate Bonds	6.0%
Exchange Traded Funds	4.1%
Other Assets and Liabilities, Net	(18.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.
High Income Fund Class II
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Madison Ultra High Income Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra High Income Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www. ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 11,032,582
Holdings Count | Number	62
Advisory Fees Paid, Amount	$ 41,990
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$11,032,582
# of Portfolio Holdings	62
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$41,990

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

Top Ten Holdings (% of Net Assets)
iShares iBoxx High Yield Corporate Bond ETF	4.1%
Murphy Oil USA, Inc. , 5.625%, due 05/01/27	3.6%
HCA, Inc., 5.875%, due 02/15/26	2.3%
United Rentals North America, Inc. , 5.500%, due 05/15/27	2.3%
International Game Technology PLC , 4.125%, due 04/15/26	2.2%
SBA Communications Corp. , 3.875%, due 02/15/27	2.1%
Sunoco LP/Sunoco Finance Corp. , 6.000%, due 04/15/27	2.1%
Waste Pro USA, Inc. , 5.500%, due 02/15/26	2.0%
Performance Food Group, Inc. , 5.500%, due 10/15/27	2.0%
Frontier Communications Holdings LLC , 5.000%, due 05/01/28	1.9%
Portfolio Allocation (% of Net Assets)
Corporate Notes and Bonds	80.4%
Short-Term Investments	27.9%
Foreign Corporate Bonds	6.0%
Exchange Traded Funds	4.1%
Other Assets and Liabilities, Net	(18.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in lower-rated, higher-yielding income bearing securities. The Fund targets to invest at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.
Large Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Madison Ultra Large Cap Value Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Large Cap Value Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 174,778,835
Holdings Count | Number	38
Advisory Fees Paid, Amount	$ 543,273
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$174,778,835
# of Portfolio Holdings	38
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$543,273

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
NextEra Energy, Inc.	4.1%
Morgan Stanley	3.9%
Automatic Data Processing, Inc.	3.9%
Texas Instruments, Inc.	3.8%
Honeywell International, Inc.	3.8%
Fastenal Co.	3.7%
Home Depot, Inc.	3.7%
Medtronic PLC	3.6%
EOG Resources, Inc.	3.6%
Comcast Corp., Class A	3.4%
Sector Allocation (% of Net Assets)
Financials	20.2%
Industrials	19.0%
Health Care	11.5%
Energy	11.2%
Consumer Discretionary	9.1%
Consumer Staples	8.6%
Information Technology	6.5%
Utilities	4.1%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.1%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Large Cap Value Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Madison Ultra Large Cap Value Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Large Cap Value Fund Class II for the period of January 1,2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 174,778,835
Holdings Count | Number	38
Advisory Fees Paid, Amount	$ 543,273
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$174,778,835
# of Portfolio Holdings	38
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$543,273

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
NextEra Energy, Inc.	4.1%
Morgan Stanley	3.9%
Automatic Data Processing, Inc.	3.9%
Texas Instruments, Inc.	3.8%
Honeywell International, Inc.	3.8%
Fastenal Co.	3.7%
Home Depot, Inc.	3.7%
Medtronic PLC	3.6%
EOG Resources, Inc.	3.6%
Comcast Corp., Class A	3.4%
Sector Allocation (% of Net Assets)
Financials	20.2%
Industrials	19.0%
Health Care	11.5%
Energy	11.2%
Consumer Discretionary	9.1%
Consumer Staples	8.6%
Information Technology	6.5%
Utilities	4.1%
Communication Services	3.4%
Equity Real Estate Investment Trusts (REITs)	2.8%
Materials	2.1%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Large Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Madison Ultra Large Cap Growth Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Large Cap Growth Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 199,916,108
Holdings Count | Number	31
Advisory Fees Paid, Amount	$ 810,427
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$199,916,108
# of Portfolio Holdings	31
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$810,427

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	10.0%
Arch Capital Group Ltd.	6.7%
Amazon.com, Inc.	5.1%
Fiserv, Inc.	4.6%
PACCAR, Inc.	4.6%
Analog Devices, Inc.	4.3%
TJX Cos., Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.0%
Alcon, Inc.	3.9%
Parker-Hannifin Corp.	3.9%
Sector Allocation (% of Net Assets)
Financials	32.3%
Industrials	16.1%
Consumer Discretionary	15.2%
Communication Services	11.1%
Health Care	10.8%
Information Technology	10.6%
Consumer Staples	2.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Large Cap Growth Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Madison Ultra Large Cap Growth Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Large Cap Growth Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 199,916,108
Holdings Count | Number	31
Advisory Fees Paid, Amount	$ 810,427
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$199,916,108
# of Portfolio Holdings	31
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$810,427

Holdings [Text Block]

What does the Fund invest in?

The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	10.0%
Arch Capital Group Ltd.	6.7%
Amazon.com, Inc.	5.1%
Fiserv, Inc.	4.6%
PACCAR, Inc.	4.6%
Analog Devices, Inc.	4.3%
TJX Cos., Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.0%
Alcon, Inc.	3.9%
Parker-Hannifin Corp.	3.9%
Sector Allocation (% of Net Assets)
Financials	32.3%
Industrials	16.1%
Consumer Discretionary	15.2%
Communication Services	11.1%
Health Care	10.8%
Information Technology	10.6%
Consumer Staples	2.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Madison Ultra Mid Cap Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Mid Cap Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www. ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 147,057,759
Holdings Count | Number	30
Advisory Fees Paid, Amount	$ 688,236
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$147,057,759
# of Portfolio Holdings	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$688,236

Holdings [Text Block]

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	8.9%
Gartner, Inc.	6.5%
Ross Stores, Inc.	6.1%
Brown & Brown, Inc.	5.0%
Copart, Inc.	4.6%
PACCAR, Inc.	4.4%
Carlisle Cos., Inc.	4.4%
Amphenol Corp., Class A	4.3%
Dollar Tree, Inc.	3.6%
CDW Corp.	3.4%
Sector Allocation (% of Net Assets)
Information Technology	23.8%
Financials	23.6%
Industrials	16.9%
Consumer Discretionary	14.8%
Consumer Staples	5.8%
Short-Term Investments	5.8%
Health Care	5.3%
Communication Services	4.5%
Other Assets and Liabilities, Net	(0.5%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Mid Cap Fund Class II
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Madison Ultra Mid Cap Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra Mid Cap Fund Class II for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www. ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-608
Additional Information Website	www. ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Net Assets	$ 147,057,759
Holdings Count | Number	30
Advisory Fees Paid, Amount	$ 688,236
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$147,057,759
# of Portfolio Holdings	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$688,236

Holdings [Text Block]

What does the Fund invest in?

The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	8.9%
Gartner, Inc.	6.5%
Ross Stores, Inc.	6.1%
Brown & Brown, Inc.	5.0%
Copart, Inc.	4.6%
PACCAR, Inc.	4.4%
Carlisle Cos., Inc.	4.4%
Amphenol Corp., Class A	4.3%
Dollar Tree, Inc.	3.6%
CDW Corp.	3.4%
Sector Allocation (% of Net Assets)
Information Technology	23.8%
Financials	23.6%
Industrials	16.9%
Consumer Discretionary	14.8%
Consumer Staples	5.8%
Short-Term Investments	5.8%
Health Care	5.3%
Communication Services	4.5%
Other Assets and Liabilities, Net	(0.5%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
International Stock Fund Class I
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Madison Ultra International Stock Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra International Stock Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Net Assets	$ 19,043,286
Holdings Count | Number	58
Advisory Fees Paid, Amount	$ 112,477
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$19,043,286
# of Portfolio Holdings	58
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,477

Holdings [Text Block]

What does the Fund invest in?

The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Japan	17.0%
Germany	11.6%
United Kingdom	9.9%
France	8.0%
India	7.7%
Switzerland	6.5%
China	6.4%
Mexico	5.7%
Canada	5.0%
Netherlands	4.9%
Hong Kong	2.1%
Taiwan	2.1%
United States	2.0%
Ireland	2.0%
Sector Allocation (% of Net Assets)
Information Technology	17.3%
Financials	15.8%
Industrials	11.8%
Consumer Discretionary	11.5%
Materials	11.0%
Consumer Staples	10.7%
Health Care	8.1%
Communication Services	6.7%
Energy	4.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.
International Stock Fund Class II
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Madison Ultra International Stock Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Ultra International Stock Fund Class II for the period of January 1,2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$71	1.42%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%
Net Assets	$ 19,043,286
Holdings Count | Number	58
Advisory Fees Paid, Amount	$ 112,477
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$19,043,286
# of Portfolio Holdings	58
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,477

Holdings [Text Block]

What does the Fund invest in?

The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.

Top Ten Holdings (% of Net Assets)
Japan	17.0%
Germany	11.6%
United Kingdom	9.9%
France	8.0%
India	7.7%
Switzerland	6.5%
China	6.4%
Mexico	5.7%
Canada	5.0%
Netherlands	4.9%
Hong Kong	2.1%
Taiwan	2.1%
United States	2.0%
Ireland	2.0%
Sector Allocation (% of Net Assets)
Information Technology	17.3%
Financials	15.8%
Industrials	11.8%
Consumer Discretionary	11.5%
Materials	11.0%
Consumer Staples	10.7%
Health Care	8.1%
Communication Services	6.7%
Energy	4.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invests in stocks of foreign companies, defined as those with principal operations, organization, or trading outside the U.S., or whose securities are in foreign currencies. This includes common stocks, convertible securities, preferred stocks, and equity interests such as ADRs, EDRs, GDRs, and SDRs.
Madison Target Retirement 2020 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2020 Fund
Class Name	Madison Target Retirement 2020 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 14,170,196
Holdings Count | Number	19
Advisory Fees Paid, Amount	$ 18,641
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$14,170,196
# of Portfolio Holdings	19
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$18,641

Holdings [Text Block]

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
SPDR Portfolio Short Term Treasury ETF	22.6%
Janus Henderson Mortgage-Backed Securities ETF	19.6%
iShares 7-10 Year Treasury Bond ETF	11.8%
Schwab Intermediate-Term U.S. Treasury ETF	8.6%
iShares MBS ETF	6.3%
Invesco S&P 500 Quality ETF	5.7%
iShares Aaa - A Rated Corporate Bond ETF	5.4%
Distillate U.S. Fundamental Stability & Value ETF	4.4%
Vanguard Extended Duration Treasury ETF	3.9%
iShares MSCI International Quality Factor ETF, Class USD INC	2.7%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.6%
Short-Term Investments	2.3%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Madison Target Retirement 2030 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2030 Fund
Class Name	Madison Target Retirement 2030 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 54,319,777
Holdings Count | Number	20
Advisory Fees Paid, Amount	$ 68,458
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$54,319,777
# of Portfolio Holdings	20
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$68,458

Holdings [Text Block]

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
SPDR Portfolio Short Term Treasury ETF	15.2%
Janus Henderson Mortgage-Backed Securities ETF	14.3%
Invesco S&P 500 Quality ETF	9.6%
iShares 7-10 Year Treasury Bond ETF	8.8%
Schwab Intermediate-Term U.S. Treasury ETF	8.8%
Distillate U.S. Fundamental Stability & Value ETF	8.0%
iShares MBS ETF	5.0%
Vanguard Information Technology ETF	4.9%
iShares MSCI International Quality Factor ETF, Class USD INC	3.8%
iShares Aaa - A Rated Corporate Bond ETF	3.6%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	98.4%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Madison Target Retirement 2040 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2040 Fund
Class Name	Madison Target Retirement 2040 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 39,507,616
Holdings Count | Number	20
Advisory Fees Paid, Amount	$ 48,721
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$39,507,616
# of Portfolio Holdings	20
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$48,721

Holdings [Text Block]

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	13.9%
Distillate U.S. Fundamental Stability & Value ETF	12.9%
iShares 7-10 Year Treasury Bond ETF	8.3%
Janus Henderson Mortgage-Backed Securities ETF	8.1%
Schwab Intermediate-Term U.S. Treasury ETF	8.0%
Vanguard Information Technology ETF	7.3%
SPDR Portfolio Short Term Treasury ETF	6.0%
iShares MSCI International Quality Factor ETF, Class USD INC	5.1%
iShares MSCI Emerging Markets Asia ETF	4.0%
iShares MBS ETF	3.9%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.8%
Short-Term Investments	2.2%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Madison Target Retirement 2050 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2050 Fund
Class Name	Madison Target Retirement 2050 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ultraseriesfund.com. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.ultraseriesfund.com
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 34,627,500
Holdings Count | Number	20
Advisory Fees Paid, Amount	$ 41,792
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$34,627,500
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$41,792

Holdings [Text Block]

What does the Fund invest in?

The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	16.8%
Distillate U.S. Fundamental Stability & Value ETF	14.2%
Vanguard Information Technology ETF	8.5%
Schwab Intermediate-Term U.S. Treasury ETF	7.0%
iShares 7-10 Year Treasury Bond ETF	6.9%
Janus Henderson Mortgage-Backed Securities ETF	6.3%
iShares MSCI International Quality Factor ETF, Class USD INC	5.8%
iShares MSCI Emerging Markets Asia ETF	4.6%
JPMorgan BetaBuilders Japan ETF	3.7%
SPDR Portfolio Short Term Treasury ETF	3.3%
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.7%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.